Retirement Benefit Schemes - Schedule of Net Liabilities of Funded Pension Schemes by Territory (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (7,202)	£ (7,312)
Fair value of funded scheme assets	7,317	7,424
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	900	909
Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,417)	(6,515)
Fair value of funded scheme assets	7,317	7,424
Pension schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,647)	(6,697)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	905	961
Pension schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,267)	(6,310)
Fair value of funded scheme assets	7,172	7,271
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	905	961
Pension schemes | United States
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(1,439)	(1,552)
Fair value of funded scheme assets	1,890	2,046
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	451	494
Pension schemes | United Kingdom
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(2,132)	(2,114)
Fair value of funded scheme assets	2,315	2,256
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	183	142
Pension schemes | Germany
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(741)	(711)
Fair value of funded scheme assets	863	861
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	122	150
Pension schemes | Canada
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(556)	(574)
Fair value of funded scheme assets	594	613
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	38	39
Pension schemes | Netherlands
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(736)	(693)
Fair value of funded scheme assets	780	739
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	44	46
Pension schemes | Switzerland
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(273)	(279)
Fair value of funded scheme assets	295	308
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	22	29
Pension schemes | Rest of Group
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(390)	(387)
Fair value of funded scheme assets	435	448
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	£ 45	£ 61